Pledge of Assets	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Pledge of Assets
12.	PLEDGE OF ASSETS

As of December 31, 2015 and 2016, trading and available-for-sale securities amounting to Rmb42,737 and Rmb34,558(US$4,977) are collateralized to secure the security trading margin facilities of the Company.